U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


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1.       Name and address of issuer:

         Mainstay VP Series Fund
         51 Madison Avenue
         New York, NY  10010

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2.       Name of each series or class of securities for which this
         Form is being filed (if the Form is being filed for all
         series and classes of securities of the issuer, check the
         box but do not list series or classes):   /X/





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3.       Investment Company Act File Number:

         811-03833

         Securities Act File Number:

         2-86082

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4(a).    Last day of fiscal year for which this Form is filed:

         12/31/97

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4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c)./ / Check box if this is the last time the issuer will be filing this Form.

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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                    $   0
         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $   0
         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used
                  to reduce registration fees payable to
                  the Commission:                             $   0
         (iv)     Total available redemption credits
                  [add Items 5(i) and 5(iii)]:                         -$   0
         (v)      Net sales -- if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                                      $   0
         ___________________________________________________
         (vi)     Redemption credits available for use in
                  future years -- if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:                           $.(..0.)
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         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):                         x$.000295

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii) (enter 0 if no fee is due):           =$   0
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by
         deducting an amount of securities that were registered
         under the Securities Act of 1933 pursuant to rule 24e-2
         as in effect before October 11, 1997, then report the
         amount of securities (number of shares or other
         units) deducted here: _______.  If there is a
         number of shares or other units that were registered
         pursuant to rule 24e-2 remaining unsold at the end
         of the fiscal year for which this form is filed
         that are available for use by the issuer in future
         fiscal years, then state that number here: _______.
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7.       Interest due -- if this Form is being filed more
         than 90 days after the end of the issuer's fiscal
         year (see Instruction D):                                     +$   0
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8.       Total of the amount of the registration fee due
         plus any interest due [line 5(viii) plus line 7]:             =$   0

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9.       Date the registration fee and any interest payment
         was sent to the Commission's lockbox depository:



         Method of delivery:

                           / / Wire Transfer

                           / / Mail or other means

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title):  /s/ Sara L. Badler
                                    Sara L. Badler, Secretary


         Date: March 26, 1998